Background of companies included in consolidation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Background of companies included in consolidation [Line Items]
Assets	$ 4,268,094	$ 4,296,236	$ 4,217,980
Liabilities	(2,130,292)	(2,048,768)	(1,910,708)
Equity	2,137,802	2,247,468	$ 2,307,272	$ 2,400,356
Parent [Member]
Background of companies included in consolidation [Line Items]
Assets	3,737,892	3,658,528
Liabilities	(1,652,401)	(1,470,707)
Equity	$ 2,085,491	$ 2,187,821